Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net
Total original costs	$ 79,338	$ 76,128
Less: Accumulated depreciation	(23,320)	(19,491)
Less: Accumulated impairment	(1,234)	(1,207)
Total	54,784	55,430
Office building
Property and equipment, net
Total original costs	47,419	47,154
Servers and network equipment
Property and equipment, net
Total original costs	16,913	15,326
Furniture, fixtures and office equipment
Property and equipment, net
Total original costs	2,074	2,001
Computer equipment
Property and equipment, net
Total original costs	2,951	1,966
Motor vehicles
Property and equipment, net
Total original costs	468	450
Building decoration and leasehold improvements
Property and equipment, net
Total original costs	$ 9,513	$ 9,231